Advances for Vessel Acquistion and Vessel under Construction	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Advances For Assets Acquisition And Assets Under Construction [Text Block]

5. Advances for Vessel Acquisition and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2010	93,520
Advances paid, including capitalized expenses and interest	192,418
Transferred to vessel cost	(186,924)
Balance, December 31, 2010	$99,014
Advances paid, including capitalized expenses and interest	161,042
Transferred to vessel cost	(137,749)
Balance, December 31, 2011	$122,307

Advances Paid for vessel acquisitions and vessels under construction relate to payments of installments that were due to the respective shipyard or third-party sellers and certain capitalized expenses. During 2010 and 2011 such payments were made for the following vessels:

•        During the year ended December 31, 2010: Kanaris, Panayiota K, Venus Heritage, Pelopidas, Venus History, Hull 616, Hull 617 and Hull 631; and

•        During the year ended December 31, 2011: Venus History, Pelopidas, Venus Horizon (ex. Hull 1594), Efrossini (ex. Hull 804), Hull 131, Hull 1659, Hull 1660 and Hull 2396.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

•        During the year ended December 31, 2010: Kanaris, Panayiota K and Venus Heritage.

•        During the year ended December 31, 2011: Venus History and Pelopidas.